Dividends on ordinary shares - Schedule of Dividends On Ordinary Shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0252	£ 0.0213	£ 0.0124
Total dividends paid	£ 1,651	£ 1,475	£ 877
Senior unsecured notes issued	42,280	41,952
Less held by the group | Securitisation programmes | Externally held notes in issue £m
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Senior unsecured notes issued	£ 20,150	£ 22,343
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0160	£ 0.0133	£ 0.0057
Total dividends paid	£ 1,059	£ 930	£ 404
Dividends proposed or declared before financial statements authorised for issue		£ 1,059
Interim dividend paid in the year
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividend per share (GBP per share)	£ 0.0092	£ 0.0080	£ 0.0067
Total dividends paid	£ 592	£ 545	£ 473